REVENUE FROM CONTRACTS WITH CUSTOMERS (Tables)	12 Months Ended
Feb. 28, 2025
Revenue from Contract with Customer [Abstract]
SCHEDULE OF REVENUES FROM CONTRACTS WITH CUSTOMERS

The following table presents revenues from contracts with customers disaggregated by product/service:

	Year Ended February 28, 2025	Year Ended February 29, 2024
Device rental activities	$5,050,255	$1,626,207
Direct sales of goods and services	1,080,631	601,352
	$6,130,886	$2,227,559